Santander Group	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Grupo Santander	Grupo Santander
a) Banco Santander, S.A., and international Group structure
The growth of Grupo Santander in the last decades has led Banco Santander to also act, in practice, as a holding entity of the shares of the various companies in its Group, and its results are becoming progressively less representative of the performance and earnings of the Group. Therefore, each year the bank determines the amount of the dividends to be distributed to its shareholders on the basis of the consolidated net profit, while maintaining the Group’s objectives of capitalisation and taking into account that the transactions of the Bank and of the rest of the Group are managed on a consolidated basis (notwithstanding the allocation to each company of the related net worth effect).
At the international level, the various banks and other subsidiaries, joint ventures and associates of the Group are integrated in a corporate structure comprising various holding companies which are the ultimate shareholders of the banks and subsidiaries abroad.
The purpose of this structure, all of which is controlled Banco Santander, is to optimise the international organisation from the strategic, economic, financial and tax standpoints, since it makes it possible to define the most appropriate units to be entrusted with acquiring, selling or holding stakes in other international entities, the most appropriate financing method for these transactions and the most appropriate means of remitting the profits obtained by the group’s various operating units to Spain.
The Appendices provide relevant data on the consolidated group companies and on the companies accounted for using the equity method.
b) Acquisitions and disposals
Following is a summary of the main acquisitions and disposals of ownership interests in the share capital of other entities and other significant corporate transactions performed in the last three years or pending to be completed:
i. Purchase by SHUSA for shares of Santander Consumer USA###
In August 2021 Santander Holdings USA, Inc. ('SHUSA') and Santander Consumer USA Holdings Inc. ('SC') entered into a definitive agreement pursuant to which SHUSA acquired all outstanding shares of common stock of SC not already owned by SHUSA via an all-cash tender offer (the 'Tender Offer') for USD 41.50 per SC common share (the 'Offer Price'), followed by a second-step consisting of a merge (together with the Offer, the 'Transaction') in which a wholly owned subsidiary of SHUSA was merged with and into SC, with SC surviving as a wholly owned subsidiary of SHUSA, and all outstanding shares of common stock of SC not tendered in the Tender Offer were converted into the right to receive the Offer Price in cash. The Offer Price represented a 14% premium to the closing price of SC common stock of USD 36.43 as of 1 July 2021, the last day prior to the announcement of SHUSA’s initial offer to acquire the remaining outstanding shares of SC’s common stock.
On 31 January 2022, after completion of the customary closing conditions, the Transaction was performed and SHUSA increased its share up to the 100% of SC's common stock. The transaction has meant a disbursement of USD 2,510 million (around EUR 2,239 million) for the Group.
ii. Acquisition of Amherst Pierpont, a U.S. fixed-income broker dealer
On 15 July 2021, Santander Holdings USA, Inc. reached an agreement to acquire Amherst Pierpont Securities, a market-leading independent fixed-income and structured products broker dealer, through the acquisition of its parent holding company, Pierpont Capital Holdings LLC, for a total consideration of approximately USD 600 million (around EUR 530 million). Amherst Pierpont will become part of Santander Corporate & Investment Banking (Santander CIB) Global business line.
The transaction is expected to close upon receipt of relevant regulatory approvals.
iiiTender offer for shares of Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
On 26 March 2021, Banco Santander, S.A. announced its intention to make a tender offer for all shares of Banco Santander Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México ('Santander México') that were not owned by Grupo Santander, representing (after the execution of the operation referred to in point vii. below) approximately 8.3% of the share capital of Santander México. The announcement was subsequently supplemented by other publications on 24 May, 8 June and 28 October 2021, in which amendments to some of the terms of the offer were announced.
The offer was finally launched on 3 November 2021 and was settled on 10 December. Banco Santander accepted all of the Santander Mexico Shares and Santander Mexico American Depositary Share (ADS) (securities listed on the New York Stock Exchange, each representing 5 shares of Santander Mexico) tendered and not withdrawn representing approximately 4.5% of the share capital of Santander México. After the transaction, Santander Group holds approximately 96.2% of Santander México share capital.
The shareholders who have tendered their shares in the offer have received MXN 26.5 (approximately EUR 1) per share of Santander México and USD 6.2486 in cash per each ADS (the USD equivalent of MXN 132.50 per ADS based on the USD/MXN exchange rate on the expiration date of 7 December 2021) which has meant a disbursement of approximately EUR 335 million.
This transaction has entailed a decrease of reserves of EUR 41 million and a decrease of EUR 294 million of minority interests.
iv.Agreement for the acquisition of a significant stake in Ebury
On 28 April 2020, the investment in Ebury, a payments and currencies platform for SMEs, announced on 4 November 2019, was completed. The transaction involved a total outlay of GBP 357 million (EUR 409 million) of which GBP 70 million (approximately EUR 80 million) was for new shares. At 2019 year-end the Group had already acquired 6.4% of the company for GBP 40 million (approximately EUR 45 million). Following the disbursement made in April 2020, the Group is entitled to receive 50.38% of the dividends distributed by the company. This interest is recognized under 'Investments in Joint Ventures and Associates - Associates' in the consolidated balance sheet.
v. Reorganization of the banking insurance business, asset management and pension plans in Spain
On 24 June 2019, Banco Santander, S.A., reached an agreement with the Allianz Group to terminate the agreement that Banco Popular Español, S.A.U. ('Banco Popular') held in Spain with the Allianz Group for the exclusive distribution of certain life insurance products, non-life insurance products, collective investment institutions (IIC), and pension plans through the Banco Popular network (the 'Agreement'). Under this Agreement, the Group held a 40% stake in the capital of Popular Spain Holding de Inversiones, S.L.U., classified as investments in joint ventures and associated entities for an overall amount of EUR 409 million on 31 December 2019.
The Agreement was executed on 15 January 2020 for the non-life business and on 31 January 2020 for the remaining businesses, once the regulatory authorisations were obtained in the first half of 2020. The execution of the Termination Agreement entailed the payment by Banco Santander of a total consideration of EUR 859 million (after deducting the dividends paid until the end of the operation) and the acquisition of the remaining 60% of the capital of Popular Spain Holding de Inversiones, S.L.U.
On 10 July, 51% of the life-risk insurance business held by Banco Santander and the 51% of the new General Insurance business from Banco Popular's network not transferred to Mapfre (in accordance with the agreement indicated below) was acquired by Aegon, valuing these businesses at a total of approximately EUR 557 million.
The total amount of the life-savings business, collective investment institutions and pension plans is EUR 711 million and has resulted in the recognition of EUR 271 million of goodwill.
In addition, under the agreement reached between Banco Santander and Mapfre on 21 January 2019, 50.01% of the car, commercial multi-risk, SME multi-risk and corporate liability insurance business in the whole network of Banco Santander in Spain was acquired by Mapfre on 25 June 2019 amounting to EUR 82 million.
vi. Agreement with Crédit Agricole S.A. on the depositary and custody business
On 17 April 2019, Banco Santander, S.A., announced that it had signed a memorandum of understanding with Crédit Agricole S.A. with the purpose of combining CACEIS and its subsidiaries (the 'CACEIS Group'), which is wholly-owned by Crédit Agricole S.A., with Santander Securities Services, S.A.U. and its subsidiaries (the 'S3 Group'), which is wholly-owned by Banco Santander, S.A.
The operation consisted of the contribution by the Santander Group to the CACEIS Group of 100% of the S3 Group in Spain and 50% of the S3 Group's business in Latin America in exchange for a 30.5% stake in the CACEIS Group Capital and voting rights. The remaining 69.5% remained the property of Crédit Agricole, SA. The S3 Group's Latin American business is under the joint control of the CACEIS Group and the Santander Group.
On 27 June 2019, the signing of the final contracts took place after having carried out the precise prior consultations with the representative bodies of Crédit Agricole, SA employees and the CACEIS Group. The closing of the operation took place on 20 December 2019 once the relevant regulatory authorizations were obtained.
The operation generated a net capital gain of EUR 693 million recorded for its gross amount under the heading of 'Non-classified assets as non-current assets for sale' of the consolidated profit and loss account, of which EUR 219 million correspond to the recognition at fair value of the investment of 49.99% retained by the Group in S3 Latin America. The 30.5% interest in the CACEIS Group was recorded under the heading of 'Investments - Associates' of the consolidated balance sheet for an amount of EUR 1,010 million.
vii . Offer to acquire shares of Banco Santander Mexico, S.A., Institución de Banca Multiple, Grupo Financiero Santander México.
On 12 April 2019, Banco Santander, S.A., announced its intention to make an offer to acquire all the shares of Banco Santander Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México ('Santander México') which are not owned by Grupo Santander, representing approximately 25% of the share capital of Santander México.
The shareholders who have accepted the offer have received 0.337 newly issued shares of Banco Santander, S.A., per share of Santander México and 1.685 American Depositary Shares (ADSs) of Banco Santander, S.A., per ADS of Santander México.
The offer was accepted by holders of shares representing 16.69% of the capital stock of Santander Mexico, so the Group's participation in Santander Mexico became 91.65% of its share capital. To meet the exchange, the Bank proceeded to issue, in execution of the agreement adopted by the extraordinary general meeting held on 23 July 2019, 381,540,640 shares, which represented approximately 2.35% of the Bank's share capital in the date of issue. This operation meant an increase of EUR 191 million in Capital, EUR 1,491 million in issue premium and a decrease of EUR 670 million in Reserves and EUR 1,012 million in minority interests.
c) Offshore entities
According to current Spanish regulation (Law 11/2021, of 9 July and Royal Decree 1080/1991, of 5 July), Santander has one subsidiary and three branches in the non-cooperative jurisdictions of Jersey, the Isle of Man and the Cayman Islands (offshore entities). Santander also has three other subsidiaries incorporated in non-cooperative jurisdictions that are tax resident in the UK and subject to British tax law.
i. Offshore subsidiaries
A subsidiary resident in the Isle of Man was liquidated in 2021 so, at the reporting date, Grupo Santander has only one subsidiary resident in Jersey: Abbey National International Limited. In 2021, this subsidiary’s contribution to Santander’s consolidated profit was insubstantial.
ii. Offshore branches
Grupo Santander also has three offshore branches. One is found in the Cayman Islands, one is on the Isle of Man and another is in Jersey. They report to, and consolidate balance sheets and income statements with, their foreign headquarters. They are taxed either with their headquarters (the Cayman Islands branch in Brazil) or in the territories they are located in (Jersey and Isle of Man, pertain to the UK).
The entities mentioned in Sections I and II had 147 employees as of December 2021.
iii. Subsidiaries in non-cooperative jurisdictions that are tax resident in the United Kingdom
Grupo Santander also has three subsidiaries (one in liquidation) that were incorporated in offshore jurisdictions but are not deemed offshore entities. They only operate from, and are tax resident in, the UK and, thus, are subject to British tax law.
iv. Other offshore holdings
From Brazil, Grupo Santander manages Santander Brazil Global Investment Fund SPC, a segregated portfolio company located in the Cayman Islands. It also has two small financial investments in entities located in the Cayman Islands. In 2021, Guaranteed Investment Products 1 PCC Limited, a protected cell company found in Guernsey managed from the UK, was liquidated.
Organization for Economic Cooperation and Development (OECD)
Grupo Santander is not in any of the non-cooperative jurisdictions the OECD released in November 2021. Furthermore, Jersey, the Isle of Man and the Cayman Islands satisfy OECD standards on transparency and exchange of information for tax purposes.
The European Union (EU)
As of October 2021, the EU’s blacklist comprises 9 jurisdictions where Santander is not present. Additionally, the EU’s grey list comprises 15 jurisdictions which have sufficiently committed to adapt legislation to international standards, subject to monitoring by the EU. Within these jurisdictions, Santander is only present in Uruguay and Hong Kong mainly through Banco Santander S.A. in Uruguay and a branch in Hong Kong.
The Group's presence in offshore territories at the end of 2021 is as follows:

Presence of the Group in non-cooperative jurisdictions	Spanish legislation		OECD		European Commission Blacklist
	Sub.	Branch	Sub.	Branch	Sub.	Branch
Jersey	1	1
Isle of Man		1
Guernsey*
Bermuda*
Cayman Islands		1
2021	1	3	—	—	—	—
2020	2	3	—	—	—	—
*Additionally, there are 2 entities constituted in Guernsey (1 in liquidation) and 1 in Bermuda, but resident for tax purposes in the United Kingdom.
Changes to Spain's tax law
On 10 July 2021, Law 11/2021 on measures to prevent and fight against tax fraud was published in the Official Estate Gazette. The law expands the meaning of tax havens, which it renames “non-cooperative jurisdictions”. It also allows government to update the non-cooperative jurisdictions list. Nonetheless, until that list conforms to the new criteria, the former list set out in Royal Decree 1080/1991 of 5 July will remain in effect.
Grupo Santander has the right mechanisms (risk management, supervision, verification and review plans, and regular reporting) to prevent reputational, tax and legal risk in entities resident in non-cooperative jurisdictions. Grupo Santander also maintains its policy of reducing the number of these entities.
PwC (PricewaterhouseCoopers) member firms audited the financial statements of Grupo Santander’s offshore entities in 2021, 2020 and 2019.